Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Schedule of Condensed Balance Sheets [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	27,988,452	25,640,056
Common stock, shares outstanding	27,988,452	25,640,056